Share Purchase Warrants (Details 5) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Weighted average remaining contractual life Beginning Balance		6 months 3 days	1 year 6 months 3 days
Warrants Outstanding, Ending Balance	3,571,429		252,595
Weighted Average Exercise Price, Beginning Balance		$ 1.44	$ 1.44
Weighted Average Exercise Price, Granted	$ 0.11
Weighted average remaining contractual life, granted	5 years
Weighted Average Exercise Price, Ending Balance	$ 0.11
Weighted average remaining contractual life, Ending Balance	4 years 1 month 13 days
Warrants Outstanding, Beginning Balance	0	252,595	252,595
Equity-classified warrants [Member]
Statement [Line Items]
Weighted average remaining contractual life Beginning Balance	1 year 2 months 16 days	2 years 1 month 21 days	5 months 15 days
Granted	23,104,000		30,126,643
Expired	(438,095)	(1,118,484)	(7,241,912)
Warrants Outstanding, Ending Balance	52,806,548	30,140,643	31,259,127
Weighted Average Exercise Price, Beginning Balance	$ 0.52	$ 0.59	$ 2.90
Weighted Average Exercise Price, Granted	0.14		0.52
Weighted Average Exercise Price, Expired	$ (0.70)	(2.43)	$ (2.98)
Weighted average remaining contractual life, granted	4 years 2 months 26 days		2 years 10 months 28 days
Weighted Average Exercise Price, Ending Balance	$ 0.35	$ 0.52	$ 0.59
Weighted average remaining contractual life, Ending Balance	1 year 10 months 24 days	1 year 2 months 15 days	2 years 1 month 20 days
Warrants Outstanding, Beginning Balance	30,140,643	31,259,127	8,374,396